Property and Equipment (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Property and Equipment (Textual)
Depreciation expense	$ 23,472	$ 5,900	$ 349,843	$ 11,971	$ 24,115	$ 6,336